ACQUISITIONS (Purchase Price) (Details) - USD ($) $ in Thousands	Jul. 01, 2016	Nov. 01, 2015
Torrance Refinery [Member]
Business Acquisition [Line Items]
Gross purchase price	$ 537,500
Working capital	450,582
Post close purchase price adjustments	(16,150)
Total consideration	$ 971,932
Chalmette Refining L.L.C. [Member]
Business Acquisition [Line Items]
Cash acquired		$ 19,042
Total consideration		587,005
Working capital		245,963
Total consideration		$ 567,963